Guarantees and Commitments (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease commitments (CHF million)
2012	601
2013	550
2014	470
2015	414
2016	379
Thereafter	2,145
Future operating lease commitments	4,559
Less minimum non-cancellable sublease rentals	418
Total net future minimum lease commitments	4,141
Rental expense for operating leases (CHF million)
Minimum rental expense	554	625	599
Sublease rental income	(97)	(123)	(125)
Total net expenses for operating leases	457	502	474